Shareholder Report	4 Months Ended	6 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Voya Funds Trust
Entity Central Index Key		0001066602
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000091284
Shareholder Report [Line Items]
Fund Name		Voya Floating Rate Fund
Class Name		Class A
Trading Symbol		IFRAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$48	0.94%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.94%
AssetsNet	$ 215,284,613	$ 215,284,613
Holdings Count | Holding	390	390
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,284,613 # of Portfolio Holdings390 Portfolio Turnover Rate49%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(3.2)%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	96.4%

Largest Holdings [Text Block]

Top 10 Holdings

Focus Financial Partners LLC, 08/08/31	0.9%
Acrisure LLC, 8.211%, 11/06/30	0.7%
Broadstreet Partners Inc, 8.095%, 06/16/31	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
Peraton Corp, 8.953%, 02/01/28	0.7%
AssuredPartners Inc., 8.345%, 02/14/31	0.6%
UKG Inc, 8.555%, 02/10/31	0.6%
Great Outdoors Group LLC, 9.110%, 03/06/28	0.6%
Medline Borrower LP, 7.595%, 10/23/28	0.6%
AthenaHealth Group Inc, 8.497%, 02/15/29	0.6%

C000091285
Shareholder Report [Line Items]
Fund Name		Voya Floating Rate Fund
Class Name		Class C
Trading Symbol		IFRCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$86	1.69%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		1.69%
AssetsNet	$ 215,284,613	$ 215,284,613
Holdings Count | Holding	390	390
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,284,613 # of Portfolio Holdings390 Portfolio Turnover Rate49%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(3.2)%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	96.4%

Largest Holdings [Text Block]

Top 10 Holdings

Focus Financial Partners LLC, 08/08/31	0.9%
Acrisure LLC, 8.211%, 11/06/30	0.7%
Broadstreet Partners Inc, 8.095%, 06/16/31	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
Peraton Corp, 8.953%, 02/01/28	0.7%
AssuredPartners Inc., 8.345%, 02/14/31	0.6%
UKG Inc, 8.555%, 02/10/31	0.6%
Great Outdoors Group LLC, 9.110%, 03/06/28	0.6%
Medline Borrower LP, 7.595%, 10/23/28	0.6%
AthenaHealth Group Inc, 8.497%, 02/15/29	0.6%

C000091286
Shareholder Report [Line Items]
Fund Name		Voya Floating Rate Fund
Class Name		Class I
Trading Symbol		IFRIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.69%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.69%
AssetsNet	$ 215,284,613	$ 215,284,613
Holdings Count | Holding	390	390
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,284,613 # of Portfolio Holdings390 Portfolio Turnover Rate49%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(3.2)%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	96.4%

Largest Holdings [Text Block]

Top 10 Holdings

Focus Financial Partners LLC, 08/08/31	0.9%
Acrisure LLC, 8.211%, 11/06/30	0.7%
Broadstreet Partners Inc, 8.095%, 06/16/31	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
Peraton Corp, 8.953%, 02/01/28	0.7%
AssuredPartners Inc., 8.345%, 02/14/31	0.6%
UKG Inc, 8.555%, 02/10/31	0.6%
Great Outdoors Group LLC, 9.110%, 03/06/28	0.6%
Medline Borrower LP, 7.595%, 10/23/28	0.6%
AthenaHealth Group Inc, 8.497%, 02/15/29	0.6%

C000091287
Shareholder Report [Line Items]
Fund Name		Voya Floating Rate Fund
Class Name		Class R
Trading Symbol		IFRRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$61	1.19%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		1.19%
AssetsNet	$ 215,284,613	$ 215,284,613
Holdings Count | Holding	390	390
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,284,613 # of Portfolio Holdings390 Portfolio Turnover Rate49%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(3.2)%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	96.4%

Largest Holdings [Text Block]

Top 10 Holdings

Focus Financial Partners LLC, 08/08/31	0.9%
Acrisure LLC, 8.211%, 11/06/30	0.7%
Broadstreet Partners Inc, 8.095%, 06/16/31	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
Peraton Corp, 8.953%, 02/01/28	0.7%
AssuredPartners Inc., 8.345%, 02/14/31	0.6%
UKG Inc, 8.555%, 02/10/31	0.6%
Great Outdoors Group LLC, 9.110%, 03/06/28	0.6%
Medline Borrower LP, 7.595%, 10/23/28	0.6%
AthenaHealth Group Inc, 8.497%, 02/15/29	0.6%

C000091288
Shareholder Report [Line Items]
Fund Name		Voya Floating Rate Fund
Class Name		Class W
Trading Symbol		IFRWX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$35	0.69%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.69%
AssetsNet	$ 215,284,613	$ 215,284,613
Holdings Count | Holding	390	390
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,284,613 # of Portfolio Holdings390 Portfolio Turnover Rate49%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(3.2)%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	96.4%

Largest Holdings [Text Block]

Top 10 Holdings

Focus Financial Partners LLC, 08/08/31	0.9%
Acrisure LLC, 8.211%, 11/06/30	0.7%
Broadstreet Partners Inc, 8.095%, 06/16/31	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
Peraton Corp, 8.953%, 02/01/28	0.7%
AssuredPartners Inc., 8.345%, 02/14/31	0.6%
UKG Inc, 8.555%, 02/10/31	0.6%
Great Outdoors Group LLC, 9.110%, 03/06/28	0.6%
Medline Borrower LP, 7.595%, 10/23/28	0.6%
AthenaHealth Group Inc, 8.497%, 02/15/29	0.6%

C000023002
Shareholder Report [Line Items]
Fund Name		Voya GNMA Income Fund
Class Name		Class A
Trading Symbol		LEXNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$43	0.84%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.84%
AssetsNet	$ 1,256,593,383	$ 1,256,593,383
Holdings Count | Holding	850	850
InvestmentCompanyPortfolioTurnover		238.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,256,593,383 # of Portfolio Holdings850 Portfolio Turnover Rate238%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(26.9)%
Asset-Backed Securities	0.1%
U.S. Treasury Obligations	1.6%
Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	43.3%
U.S. Government Agency Obligations	78.5%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.500%, 10/20/54	8.6%
Ginnie Mae, 5.000%, 10/20/54	6.8%
Ginnie Mae, 3.500%, 10/20/54	5.8%
Ginnie Mae, 2.000%, 03/20/52	3.9%
Ginnie Mae, 2.500%, 10/20/51	2.7%
Ginnie Mae, 4.500%, 10/20/54	2.4%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.1%
Ginnie Mae, 2.500%, 11/20/51	2.0%
Ginnie Mae, 2.500%, 09/20/51	1.9%

C000023004
Shareholder Report [Line Items]
Fund Name		Voya GNMA Income Fund
Class Name		Class C
Trading Symbol		LEGNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$82	1.59%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		1.59%
AssetsNet	$ 1,256,593,383	$ 1,256,593,383
Holdings Count | Holding	850	850
InvestmentCompanyPortfolioTurnover		238.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,256,593,383 # of Portfolio Holdings850 Portfolio Turnover Rate238%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(26.9)%
Asset-Backed Securities	0.1%
U.S. Treasury Obligations	1.6%
Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	43.3%
U.S. Government Agency Obligations	78.5%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.500%, 10/20/54	8.6%
Ginnie Mae, 5.000%, 10/20/54	6.8%
Ginnie Mae, 3.500%, 10/20/54	5.8%
Ginnie Mae, 2.000%, 03/20/52	3.9%
Ginnie Mae, 2.500%, 10/20/51	2.7%
Ginnie Mae, 4.500%, 10/20/54	2.4%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.1%
Ginnie Mae, 2.500%, 11/20/51	2.0%
Ginnie Mae, 2.500%, 09/20/51	1.9%

C000023005
Shareholder Report [Line Items]
Fund Name		Voya GNMA Income Fund
Class Name		Class I
Trading Symbol		LEINX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.54%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.54%
AssetsNet	$ 1,256,593,383	$ 1,256,593,383
Holdings Count | Holding	850	850
InvestmentCompanyPortfolioTurnover		238.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,256,593,383 # of Portfolio Holdings850 Portfolio Turnover Rate238%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(26.9)%
Asset-Backed Securities	0.1%
U.S. Treasury Obligations	1.6%
Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	43.3%
U.S. Government Agency Obligations	78.5%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.500%, 10/20/54	8.6%
Ginnie Mae, 5.000%, 10/20/54	6.8%
Ginnie Mae, 3.500%, 10/20/54	5.8%
Ginnie Mae, 2.000%, 03/20/52	3.9%
Ginnie Mae, 2.500%, 10/20/51	2.7%
Ginnie Mae, 4.500%, 10/20/54	2.4%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.1%
Ginnie Mae, 2.500%, 11/20/51	2.0%
Ginnie Mae, 2.500%, 09/20/51	1.9%

C000122009
Shareholder Report [Line Items]
Fund Name		Voya GNMA Income Fund
Class Name		Class R6
Trading Symbol		VGMBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$26	0.50%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.50%
AssetsNet	$ 1,256,593,383	$ 1,256,593,383
Holdings Count | Holding	850	850
InvestmentCompanyPortfolioTurnover		238.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,256,593,383 # of Portfolio Holdings850 Portfolio Turnover Rate238%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(26.9)%
Asset-Backed Securities	0.1%
U.S. Treasury Obligations	1.6%
Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	43.3%
U.S. Government Agency Obligations	78.5%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.500%, 10/20/54	8.6%
Ginnie Mae, 5.000%, 10/20/54	6.8%
Ginnie Mae, 3.500%, 10/20/54	5.8%
Ginnie Mae, 2.000%, 03/20/52	3.9%
Ginnie Mae, 2.500%, 10/20/51	2.7%
Ginnie Mae, 4.500%, 10/20/54	2.4%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.1%
Ginnie Mae, 2.500%, 11/20/51	2.0%
Ginnie Mae, 2.500%, 09/20/51	1.9%

C000057275
Shareholder Report [Line Items]
Fund Name		Voya GNMA Income Fund
Class Name		Class W
Trading Symbol		IGMWX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$31	0.59%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.59%
AssetsNet	$ 1,256,593,383	$ 1,256,593,383
Holdings Count | Holding	850	850
InvestmentCompanyPortfolioTurnover		238.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,256,593,383 # of Portfolio Holdings850 Portfolio Turnover Rate238%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(26.9)%
Asset-Backed Securities	0.1%
U.S. Treasury Obligations	1.6%
Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	43.3%
U.S. Government Agency Obligations	78.5%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.500%, 10/20/54	8.6%
Ginnie Mae, 5.000%, 10/20/54	6.8%
Ginnie Mae, 3.500%, 10/20/54	5.8%
Ginnie Mae, 2.000%, 03/20/52	3.9%
Ginnie Mae, 2.500%, 10/20/51	2.7%
Ginnie Mae, 4.500%, 10/20/54	2.4%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.1%
Ginnie Mae, 2.500%, 11/20/51	2.0%
Ginnie Mae, 2.500%, 09/20/51	1.9%

C000215435
Shareholder Report [Line Items]
Fund Name		Voya Government Money Market Fund
Class Name		Class A
Trading Symbol		VYAXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$18	0.35%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 384,025,662	$ 384,025,662
Holdings Count | Holding	29	29
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$384,025,662 # of Portfolio Holdings29
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(4.6)%
Mutual Funds	9.1%
U.S. Treasury Repurchase Agreements	17.0%
U.S. Government Agency Debt	37.6%
U.S. Treasury Debt	40.9%

C000215437
Shareholder Report [Line Items]
Fund Name		Voya Government Money Market Fund
Class Name		Class C
Trading Symbol		VYBXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$68	1.35%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		1.35%
AssetsNet	$ 384,025,662	$ 384,025,662
Holdings Count | Holding	29	29
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$384,025,662 # of Portfolio Holdings29
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(4.6)%
Mutual Funds	9.1%
U.S. Treasury Repurchase Agreements	17.0%
U.S. Government Agency Debt	37.6%
U.S. Treasury Debt	40.9%

C000215436
Shareholder Report [Line Items]
Fund Name		Voya Government Money Market Fund
Class Name		Class I
Trading Symbol		VYCXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$18	0.35%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 384,025,662	$ 384,025,662
Holdings Count | Holding	29	29
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$384,025,662 # of Portfolio Holdings29
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(4.6)%
Mutual Funds	9.1%
U.S. Treasury Repurchase Agreements	17.0%
U.S. Government Agency Debt	37.6%
U.S. Treasury Debt	40.9%

C000250818
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class R6
Trading Symbol	VYHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of June 11, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6Footnote Reference*	$11	0.35%
Footnote	Description
Footnote*	Expenses are for the period from June 11, 2024, commencement of operations, to September 30, 2024. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.35%
AssetsNet	$ 384,025,662	$ 384,025,662
Holdings Count | Holding	29	29
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$384,025,662 # of Portfolio Holdings29
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(4.6)%
Mutual Funds	9.1%
U.S. Treasury Repurchase Agreements	17.0%
U.S. Government Agency Debt	37.6%
U.S. Treasury Debt	40.9%

C000215433
Shareholder Report [Line Items]
Fund Name		Voya Government Money Market Fund
Class Name		Class W
Trading Symbol		VYGXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$18	0.35%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 384,025,662	$ 384,025,662
Holdings Count | Holding	29	29
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$384,025,662 # of Portfolio Holdings29
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(4.6)%
Mutual Funds	9.1%
U.S. Treasury Repurchase Agreements	17.0%
U.S. Government Agency Debt	37.6%
U.S. Treasury Debt	40.9%

C000023007
Shareholder Report [Line Items]
Fund Name		Voya High Yield Bond Fund
Class Name		Class A
Trading Symbol		IHYAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$52	1.01%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		1.01%
AssetsNet	$ 420,795,566	$ 420,795,566
Holdings Count | Holding	370	370
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$420,795,566 # of Portfolio Holdings370 Portfolio Turnover Rate40%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.0%
Bank Loans	3.8%
Corporate Bonds/Notes	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
HUB International Ltd, 8.255%, 06/20/30	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Carvana Co., 12.000%, 12/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
CHS/Community Health Systems, Inc., 5.250%, 05/15/30	0.6%

C000023009
Shareholder Report [Line Items]
Fund Name		Voya High Yield Bond Fund
Class Name		Class C
Trading Symbol		IMYCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$91	1.76%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		1.76%
AssetsNet	$ 420,795,566	$ 420,795,566
Holdings Count | Holding	370	370
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$420,795,566 # of Portfolio Holdings370 Portfolio Turnover Rate40%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.0%
Bank Loans	3.8%
Corporate Bonds/Notes	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
HUB International Ltd, 8.255%, 06/20/30	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Carvana Co., 12.000%, 12/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
CHS/Community Health Systems, Inc., 5.250%, 05/15/30	0.6%

C000069597
Shareholder Report [Line Items]
Fund Name		Voya High Yield Bond Fund
Class Name		Class I
Trading Symbol		IHYIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.68%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.68%
AssetsNet	$ 420,795,566	$ 420,795,566
Holdings Count | Holding	370	370
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$420,795,566 # of Portfolio Holdings370 Portfolio Turnover Rate40%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.0%
Bank Loans	3.8%
Corporate Bonds/Notes	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
HUB International Ltd, 8.255%, 06/20/30	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Carvana Co., 12.000%, 12/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
CHS/Community Health Systems, Inc., 5.250%, 05/15/30	0.6%

C000139707
Shareholder Report [Line Items]
Fund Name		Voya High Yield Bond Fund
Class Name		Class R
Trading Symbol		IRSTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$65	1.26%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		1.26%
AssetsNet	$ 420,795,566	$ 420,795,566
Holdings Count | Holding	370	370
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$420,795,566 # of Portfolio Holdings370 Portfolio Turnover Rate40%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.0%
Bank Loans	3.8%
Corporate Bonds/Notes	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
HUB International Ltd, 8.255%, 06/20/30	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Carvana Co., 12.000%, 12/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
CHS/Community Health Systems, Inc., 5.250%, 05/15/30	0.6%

C000172347
Shareholder Report [Line Items]
Fund Name		Voya High Yield Bond Fund
Class Name		Class R6
Trading Symbol		VHYRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$32	0.62%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.62%
AssetsNet	$ 420,795,566	$ 420,795,566
Holdings Count | Holding	370	370
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$420,795,566 # of Portfolio Holdings370 Portfolio Turnover Rate40%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.0%
Bank Loans	3.8%
Corporate Bonds/Notes	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
HUB International Ltd, 8.255%, 06/20/30	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Carvana Co., 12.000%, 12/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
CHS/Community Health Systems, Inc., 5.250%, 05/15/30	0.6%

C000103051
Shareholder Report [Line Items]
Fund Name		Voya High Yield Bond Fund
Class Name		Class W
Trading Symbol		IHYWX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$39	0.76%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.76%
AssetsNet	$ 420,795,566	$ 420,795,566
Holdings Count | Holding	370	370
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$420,795,566 # of Portfolio Holdings370 Portfolio Turnover Rate40%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.0%
Bank Loans	3.8%
Corporate Bonds/Notes	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
HUB International Ltd, 8.255%, 06/20/30	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Carvana Co., 12.000%, 12/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
CHS/Community Health Systems, Inc., 5.250%, 05/15/30	0.6%

C000023012
Shareholder Report [Line Items]
Fund Name		Voya Intermediate Bond Fund
Class Name		Class A
Trading Symbol		IIBAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$36	0.70%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.70%
AssetsNet	$ 9,356,389,267	$ 9,356,389,267
Holdings Count | Holding	2,364	2,364
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,356,389,267 # of Portfolio Holdings2,364 Portfolio Turnover Rate77%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Sovereign Bonds	0.8%
U.S. Treasury Obligations	8.8%
Commercial Mortgage-Backed Securities	9.8%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	15.0%
U.S. Government Agency Obligations	20.8%
Corporate Bonds/Notes	29.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.125%, 08/15/44	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.3%
United States Treasury Notes, 4.350%, 05/15/54	1.2%
United States Treasury Notes, 3.625%, 09/15/27	1.2%
Ginnie Mae, 4.500%, 07/20/53	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
United States Treasury Notes, 3.500%, 09/30/26	0.7%
Uniform Mortgage-Backed Securities, 3.000%, 05/01/52	0.6%
Uniform Mortgage-Backed Securities, 2.000%, 05/01/51	0.6%
Uniform Mortgage-Backed Securities, 5.500%, 06/01/53	0.6%

C000023014
Shareholder Report [Line Items]
Fund Name		Voya Intermediate Bond Fund
Class Name		Class C
Trading Symbol		IICCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$74	1.45%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		1.45%
AssetsNet	$ 9,356,389,267	$ 9,356,389,267
Holdings Count | Holding	2,364	2,364
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,356,389,267 # of Portfolio Holdings2,364 Portfolio Turnover Rate77%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Sovereign Bonds	0.8%
U.S. Treasury Obligations	8.8%
Commercial Mortgage-Backed Securities	9.8%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	15.0%
U.S. Government Agency Obligations	20.8%
Corporate Bonds/Notes	29.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.125%, 08/15/44	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.3%
United States Treasury Notes, 4.350%, 05/15/54	1.2%
United States Treasury Notes, 3.625%, 09/15/27	1.2%
Ginnie Mae, 4.500%, 07/20/53	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
United States Treasury Notes, 3.500%, 09/30/26	0.7%
Uniform Mortgage-Backed Securities, 3.000%, 05/01/52	0.6%
Uniform Mortgage-Backed Securities, 2.000%, 05/01/51	0.6%
Uniform Mortgage-Backed Securities, 5.500%, 06/01/53	0.6%

C000023015
Shareholder Report [Line Items]
Fund Name		Voya Intermediate Bond Fund
Class Name		Class I
Trading Symbol		IICIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$18	0.35%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 9,356,389,267	$ 9,356,389,267
Holdings Count | Holding	2,364	2,364
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,356,389,267 # of Portfolio Holdings2,364 Portfolio Turnover Rate77%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Sovereign Bonds	0.8%
U.S. Treasury Obligations	8.8%
Commercial Mortgage-Backed Securities	9.8%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	15.0%
U.S. Government Agency Obligations	20.8%
Corporate Bonds/Notes	29.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.125%, 08/15/44	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.3%
United States Treasury Notes, 4.350%, 05/15/54	1.2%
United States Treasury Notes, 3.625%, 09/15/27	1.2%
Ginnie Mae, 4.500%, 07/20/53	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
United States Treasury Notes, 3.500%, 09/30/26	0.7%
Uniform Mortgage-Backed Securities, 3.000%, 05/01/52	0.6%
Uniform Mortgage-Backed Securities, 2.000%, 05/01/51	0.6%
Uniform Mortgage-Backed Securities, 5.500%, 06/01/53	0.6%

C000023011
Shareholder Report [Line Items]
Fund Name		Voya Intermediate Bond Fund
Class Name		Class R
Trading Symbol		IIBOX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$49	0.95%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.95%
AssetsNet	$ 9,356,389,267	$ 9,356,389,267
Holdings Count | Holding	2,364	2,364
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,356,389,267 # of Portfolio Holdings2,364 Portfolio Turnover Rate77%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Sovereign Bonds	0.8%
U.S. Treasury Obligations	8.8%
Commercial Mortgage-Backed Securities	9.8%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	15.0%
U.S. Government Agency Obligations	20.8%
Corporate Bonds/Notes	29.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.125%, 08/15/44	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.3%
United States Treasury Notes, 4.350%, 05/15/54	1.2%
United States Treasury Notes, 3.625%, 09/15/27	1.2%
Ginnie Mae, 4.500%, 07/20/53	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
United States Treasury Notes, 3.500%, 09/30/26	0.7%
Uniform Mortgage-Backed Securities, 3.000%, 05/01/52	0.6%
Uniform Mortgage-Backed Securities, 2.000%, 05/01/51	0.6%
Uniform Mortgage-Backed Securities, 5.500%, 06/01/53	0.6%

C000122010
Shareholder Report [Line Items]
Fund Name		Voya Intermediate Bond Fund
Class Name		Class R6
Trading Symbol		IIBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$16	0.30%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.30%
AssetsNet	$ 9,356,389,267	$ 9,356,389,267
Holdings Count | Holding	2,364	2,364
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,356,389,267 # of Portfolio Holdings2,364 Portfolio Turnover Rate77%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Sovereign Bonds	0.8%
U.S. Treasury Obligations	8.8%
Commercial Mortgage-Backed Securities	9.8%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	15.0%
U.S. Government Agency Obligations	20.8%
Corporate Bonds/Notes	29.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.125%, 08/15/44	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.3%
United States Treasury Notes, 4.350%, 05/15/54	1.2%
United States Treasury Notes, 3.625%, 09/15/27	1.2%
Ginnie Mae, 4.500%, 07/20/53	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
United States Treasury Notes, 3.500%, 09/30/26	0.7%
Uniform Mortgage-Backed Securities, 3.000%, 05/01/52	0.6%
Uniform Mortgage-Backed Securities, 2.000%, 05/01/51	0.6%
Uniform Mortgage-Backed Securities, 5.500%, 06/01/53	0.6%

C000057276
Shareholder Report [Line Items]
Fund Name		Voya Intermediate Bond Fund
Class Name		Class W
Trading Symbol		IIBWX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$23	0.45%

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.45%
AssetsNet	$ 9,356,389,267	$ 9,356,389,267
Holdings Count | Holding	2,364	2,364
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,356,389,267 # of Portfolio Holdings2,364 Portfolio Turnover Rate77%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Sovereign Bonds	0.8%
U.S. Treasury Obligations	8.8%
Commercial Mortgage-Backed Securities	9.8%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	15.0%
U.S. Government Agency Obligations	20.8%
Corporate Bonds/Notes	29.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.125%, 08/15/44	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.3%
United States Treasury Notes, 4.350%, 05/15/54	1.2%
United States Treasury Notes, 3.625%, 09/15/27	1.2%
Ginnie Mae, 4.500%, 07/20/53	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
United States Treasury Notes, 3.500%, 09/30/26	0.7%
Uniform Mortgage-Backed Securities, 3.000%, 05/01/52	0.6%
Uniform Mortgage-Backed Securities, 2.000%, 05/01/51	0.6%
Uniform Mortgage-Backed Securities, 5.500%, 06/01/53	0.6%

C000121358
Shareholder Report [Line Items]
Fund Name		Voya Short Duration Bond Fund
Class Name		Class A
Trading Symbol		IASBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$33	0.64%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.64%
AssetsNet	$ 619,038,142	$ 619,038,142
Holdings Count | Holding	640	640
InvestmentCompanyPortfolioTurnover		121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$619,038,142 # of Portfolio Holdings640 Portfolio Turnover Rate121%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	21.3%
Corporate Bonds/Notes	41.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.625%, 09/15/27	15.4%
United States Treasury Notes, 2.000%, 08/15/25	4.7%
United States Treasury Notes, 3.500%, 09/30/26	0.9%
Freddie Mac REMIC Trust - Class FA, 6.007%, 04/15/36	0.8%
Freddie Mac Strips - Class F43, 6.080%, 10/25/53	0.7%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.342%, 10/15/39	0.6%
BRSP Ltd. - Class B, 6.979%, 08/19/38	0.6%
Freddie Mac Strips - Class F44, 6.280%, 10/25/53	0.6%
OHA Credit Partners XIII Ltd. - Class A1R2, 6.459%, 10/21/37	0.6%

C000121359
Shareholder Report [Line Items]
Fund Name		Voya Short Duration Bond Fund
Class Name		Class C
Trading Symbol		ICSBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$71	1.39%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		1.39%
AssetsNet	$ 619,038,142	$ 619,038,142
Holdings Count | Holding	640	640
InvestmentCompanyPortfolioTurnover		121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$619,038,142 # of Portfolio Holdings640 Portfolio Turnover Rate121%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	21.3%
Corporate Bonds/Notes	41.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.625%, 09/15/27	15.4%
United States Treasury Notes, 2.000%, 08/15/25	4.7%
United States Treasury Notes, 3.500%, 09/30/26	0.9%
Freddie Mac REMIC Trust - Class FA, 6.007%, 04/15/36	0.8%
Freddie Mac Strips - Class F43, 6.080%, 10/25/53	0.7%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.342%, 10/15/39	0.6%
BRSP Ltd. - Class B, 6.979%, 08/19/38	0.6%
Freddie Mac Strips - Class F44, 6.280%, 10/25/53	0.6%
OHA Credit Partners XIII Ltd. - Class A1R2, 6.459%, 10/21/37	0.6%

C000121360
Shareholder Report [Line Items]
Fund Name		Voya Short Duration Bond Fund
Class Name		Class I
Trading Symbol		IISBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$18	0.35%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 619,038,142	$ 619,038,142
Holdings Count | Holding	640	640
InvestmentCompanyPortfolioTurnover		121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$619,038,142 # of Portfolio Holdings640 Portfolio Turnover Rate121%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	21.3%
Corporate Bonds/Notes	41.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.625%, 09/15/27	15.4%
United States Treasury Notes, 2.000%, 08/15/25	4.7%
United States Treasury Notes, 3.500%, 09/30/26	0.9%
Freddie Mac REMIC Trust - Class FA, 6.007%, 04/15/36	0.8%
Freddie Mac Strips - Class F43, 6.080%, 10/25/53	0.7%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.342%, 10/15/39	0.6%
BRSP Ltd. - Class B, 6.979%, 08/19/38	0.6%
Freddie Mac Strips - Class F44, 6.280%, 10/25/53	0.6%
OHA Credit Partners XIII Ltd. - Class A1R2, 6.459%, 10/21/37	0.6%

C000121361
Shareholder Report [Line Items]
Fund Name		Voya Short Duration Bond Fund
Class Name		Class R
Trading Symbol		VSTRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$45	0.89%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.89%
AssetsNet	$ 619,038,142	$ 619,038,142
Holdings Count | Holding	640	640
InvestmentCompanyPortfolioTurnover		121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$619,038,142 # of Portfolio Holdings640 Portfolio Turnover Rate121%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	21.3%
Corporate Bonds/Notes	41.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.625%, 09/15/27	15.4%
United States Treasury Notes, 2.000%, 08/15/25	4.7%
United States Treasury Notes, 3.500%, 09/30/26	0.9%
Freddie Mac REMIC Trust - Class FA, 6.007%, 04/15/36	0.8%
Freddie Mac Strips - Class F43, 6.080%, 10/25/53	0.7%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.342%, 10/15/39	0.6%
BRSP Ltd. - Class B, 6.979%, 08/19/38	0.6%
Freddie Mac Strips - Class F44, 6.280%, 10/25/53	0.6%
OHA Credit Partners XIII Ltd. - Class A1R2, 6.459%, 10/21/37	0.6%

C000129860
Shareholder Report [Line Items]
Fund Name		Voya Short Duration Bond Fund
Class Name		Class R6
Trading Symbol		IGZAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$15	0.30%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
AssetsNet	$ 619,038,142	$ 619,038,142
Holdings Count | Holding	640	640
InvestmentCompanyPortfolioTurnover		121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$619,038,142 # of Portfolio Holdings640 Portfolio Turnover Rate121%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	21.3%
Corporate Bonds/Notes	41.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.625%, 09/15/27	15.4%
United States Treasury Notes, 2.000%, 08/15/25	4.7%
United States Treasury Notes, 3.500%, 09/30/26	0.9%
Freddie Mac REMIC Trust - Class FA, 6.007%, 04/15/36	0.8%
Freddie Mac Strips - Class F43, 6.080%, 10/25/53	0.7%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.342%, 10/15/39	0.6%
BRSP Ltd. - Class B, 6.979%, 08/19/38	0.6%
Freddie Mac Strips - Class F44, 6.280%, 10/25/53	0.6%
OHA Credit Partners XIII Ltd. - Class A1R2, 6.459%, 10/21/37	0.6%

C000121362
Shareholder Report [Line Items]
Fund Name		Voya Short Duration Bond Fund
Class Name		Class W
Trading Symbol		IWSBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$20	0.39%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.39%
AssetsNet	$ 619,038,142	$ 619,038,142
Holdings Count | Holding	640	640
InvestmentCompanyPortfolioTurnover		121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$619,038,142 # of Portfolio Holdings640 Portfolio Turnover Rate121%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	21.3%
Corporate Bonds/Notes	41.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.625%, 09/15/27	15.4%
United States Treasury Notes, 2.000%, 08/15/25	4.7%
United States Treasury Notes, 3.500%, 09/30/26	0.9%
Freddie Mac REMIC Trust - Class FA, 6.007%, 04/15/36	0.8%
Freddie Mac Strips - Class F43, 6.080%, 10/25/53	0.7%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.342%, 10/15/39	0.6%
BRSP Ltd. - Class B, 6.979%, 08/19/38	0.6%
Freddie Mac Strips - Class F44, 6.280%, 10/25/53	0.6%
OHA Credit Partners XIII Ltd. - Class A1R2, 6.459%, 10/21/37	0.6%

C000240916
Shareholder Report [Line Items]
Fund Name		Voya Short Duration High Income Fund
Class Name		Class A
Trading Symbol		VVJBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$43	0.83%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.83%
AssetsNet	$ 183,968,656	$ 183,968,656
Holdings Count | Holding	100	100
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$183,968,656 # of Portfolio Holdings100 Portfolio Turnover Rate39%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.0%
Bank Loans	10.2%
Corporate Bonds/Notes	88.8%

Largest Holdings [Text Block]

Top 10 Holdings

VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	3.6%
Asurion, LLC, 8.840%, 01/20/29	3.5%
Uber Technologies, Inc., 8.000%, 11/01/26	3.0%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.375%, 01/15/29	2.6%
LD Holdings Group LLC, 6.125%, 04/01/28	2.6%
Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	2.6%
Freedom Mortgage Holdings LLC, 9.250%, 02/01/29	2.4%
Global Aircraft Leasing Co. Ltd., 8.750%, 09/01/27	2.4%
Sunnova Energy Corp., 11.750%, 10/01/28	2.3%

C000242678
Shareholder Report [Line Items]
Fund Name		Voya Short Duration High Income Fund
Class Name		Class C
Trading Symbol		VVJGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$81	1.58%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		1.58%
AssetsNet	$ 183,968,656	$ 183,968,656
Holdings Count | Holding	100	100
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$183,968,656 # of Portfolio Holdings100 Portfolio Turnover Rate39%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.0%
Bank Loans	10.2%
Corporate Bonds/Notes	88.8%

Largest Holdings [Text Block]

Top 10 Holdings

VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	3.6%
Asurion, LLC, 8.840%, 01/20/29	3.5%
Uber Technologies, Inc., 8.000%, 11/01/26	3.0%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.375%, 01/15/29	2.6%
LD Holdings Group LLC, 6.125%, 04/01/28	2.6%
Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	2.6%
Freedom Mortgage Holdings LLC, 9.250%, 02/01/29	2.4%
Global Aircraft Leasing Co. Ltd., 8.750%, 09/01/27	2.4%
Sunnova Energy Corp., 11.750%, 10/01/28	2.3%

C000240914
Shareholder Report [Line Items]
Fund Name		Voya Short Duration High Income Fund
Class Name		Class I
Trading Symbol		VVJCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$31	0.60%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.60%
AssetsNet	$ 183,968,656	$ 183,968,656
Holdings Count | Holding	100	100
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$183,968,656 # of Portfolio Holdings100 Portfolio Turnover Rate39%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.0%
Bank Loans	10.2%
Corporate Bonds/Notes	88.8%

Largest Holdings [Text Block]

Top 10 Holdings

VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	3.6%
Asurion, LLC, 8.840%, 01/20/29	3.5%
Uber Technologies, Inc., 8.000%, 11/01/26	3.0%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.375%, 01/15/29	2.6%
LD Holdings Group LLC, 6.125%, 04/01/28	2.6%
Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	2.6%
Freedom Mortgage Holdings LLC, 9.250%, 02/01/29	2.4%
Global Aircraft Leasing Co. Ltd., 8.750%, 09/01/27	2.4%
Sunnova Energy Corp., 11.750%, 10/01/28	2.3%

C000240915
Shareholder Report [Line Items]
Fund Name		Voya Short Duration High Income Fund
Class Name		Class R6
Trading Symbol		VVJDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$30	0.57%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.57%
AssetsNet	$ 183,968,656	$ 183,968,656
Holdings Count | Holding	100	100
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$183,968,656 # of Portfolio Holdings100 Portfolio Turnover Rate39%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.0%
Bank Loans	10.2%
Corporate Bonds/Notes	88.8%

Largest Holdings [Text Block]

Top 10 Holdings

VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	3.6%
Asurion, LLC, 8.840%, 01/20/29	3.5%
Uber Technologies, Inc., 8.000%, 11/01/26	3.0%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.375%, 01/15/29	2.6%
LD Holdings Group LLC, 6.125%, 04/01/28	2.6%
Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	2.6%
Freedom Mortgage Holdings LLC, 9.250%, 02/01/29	2.4%
Global Aircraft Leasing Co. Ltd., 8.750%, 09/01/27	2.4%
Sunnova Energy Corp., 11.750%, 10/01/28	2.3%

C000119020
Shareholder Report [Line Items]
Fund Name		Voya Strategic Income Opportunities Fund
Class Name		Class A
Trading Symbol		ISIAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$44	0.86%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.86%
AssetsNet	$ 2,048,194,077	$ 2,048,194,077
Holdings Count | Holding	1,624	1,624
InvestmentCompanyPortfolioTurnover		163.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,048,194,077 # of Portfolio Holdings1,624 Portfolio Turnover Rate163%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.6%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.6%
Sovereign Bonds	1.3%
U.S. Government Agency Obligations	3.5%
Bank Loans	7.0%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds/Notes	20.2%
Collateralized Mortgage Obligations	26.2%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.000%, 10/20/54	1.3%
Uniform Mortgage-Backed Securities, 5.500%, 11/01/54	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%
United States Treasury Notes, 3.875%, 08/15/34	0.5%
GS Mortgage Securities Corp. Trust - Class B, 6.861%, 11/15/36	0.5%
Ginnie Mae - Class S, 1.770%, 04/20/53	0.5%
Uniform Mortgage-Backed Securities, 5.500%, 10/01/54	0.5%
Goldman Sachs Group, Inc., 5.727%, 04/25/30	0.4%
Wells Fargo & Co., 5.707%, 04/22/28	0.4%
Morgan Stanley, 5.652%, 04/13/28	0.4%

C000119021
Shareholder Report [Line Items]
Fund Name		Voya Strategic Income Opportunities Fund
Class Name		Class C
Trading Symbol		ISICX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$82	1.61%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		1.61%
AssetsNet	$ 2,048,194,077	$ 2,048,194,077
Holdings Count | Holding	1,624	1,624
InvestmentCompanyPortfolioTurnover		163.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,048,194,077 # of Portfolio Holdings1,624 Portfolio Turnover Rate163%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.6%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.6%
Sovereign Bonds	1.3%
U.S. Government Agency Obligations	3.5%
Bank Loans	7.0%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds/Notes	20.2%
Collateralized Mortgage Obligations	26.2%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.000%, 10/20/54	1.3%
Uniform Mortgage-Backed Securities, 5.500%, 11/01/54	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%
United States Treasury Notes, 3.875%, 08/15/34	0.5%
GS Mortgage Securities Corp. Trust - Class B, 6.861%, 11/15/36	0.5%
Ginnie Mae - Class S, 1.770%, 04/20/53	0.5%
Uniform Mortgage-Backed Securities, 5.500%, 10/01/54	0.5%
Goldman Sachs Group, Inc., 5.727%, 04/25/30	0.4%
Wells Fargo & Co., 5.707%, 04/22/28	0.4%
Morgan Stanley, 5.652%, 04/13/28	0.4%

C000119022
Shareholder Report [Line Items]
Fund Name		Voya Strategic Income Opportunities Fund
Class Name		Class I
Trading Symbol		IISIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$32	0.63%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.63%
AssetsNet	$ 2,048,194,077	$ 2,048,194,077
Holdings Count | Holding	1,624	1,624
InvestmentCompanyPortfolioTurnover		163.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,048,194,077 # of Portfolio Holdings1,624 Portfolio Turnover Rate163%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.6%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.6%
Sovereign Bonds	1.3%
U.S. Government Agency Obligations	3.5%
Bank Loans	7.0%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds/Notes	20.2%
Collateralized Mortgage Obligations	26.2%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.000%, 10/20/54	1.3%
Uniform Mortgage-Backed Securities, 5.500%, 11/01/54	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%
United States Treasury Notes, 3.875%, 08/15/34	0.5%
GS Mortgage Securities Corp. Trust - Class B, 6.861%, 11/15/36	0.5%
Ginnie Mae - Class S, 1.770%, 04/20/53	0.5%
Uniform Mortgage-Backed Securities, 5.500%, 10/01/54	0.5%
Goldman Sachs Group, Inc., 5.727%, 04/25/30	0.4%
Wells Fargo & Co., 5.707%, 04/22/28	0.4%
Morgan Stanley, 5.652%, 04/13/28	0.4%

C000119023
Shareholder Report [Line Items]
Fund Name		Voya Strategic Income Opportunities Fund
Class Name		Class R
Trading Symbol		ISIRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$57	1.11%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		1.11%
AssetsNet	$ 2,048,194,077	$ 2,048,194,077
Holdings Count | Holding	1,624	1,624
InvestmentCompanyPortfolioTurnover		163.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,048,194,077 # of Portfolio Holdings1,624 Portfolio Turnover Rate163%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.6%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.6%
Sovereign Bonds	1.3%
U.S. Government Agency Obligations	3.5%
Bank Loans	7.0%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds/Notes	20.2%
Collateralized Mortgage Obligations	26.2%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.000%, 10/20/54	1.3%
Uniform Mortgage-Backed Securities, 5.500%, 11/01/54	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%
United States Treasury Notes, 3.875%, 08/15/34	0.5%
GS Mortgage Securities Corp. Trust - Class B, 6.861%, 11/15/36	0.5%
Ginnie Mae - Class S, 1.770%, 04/20/53	0.5%
Uniform Mortgage-Backed Securities, 5.500%, 10/01/54	0.5%
Goldman Sachs Group, Inc., 5.727%, 04/25/30	0.4%
Wells Fargo & Co., 5.707%, 04/22/28	0.4%
Morgan Stanley, 5.652%, 04/13/28	0.4%

C000159021
Shareholder Report [Line Items]
Fund Name		Voya Strategic Income Opportunities Fund
Class Name		Class R6
Trading Symbol		VSIRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$28	0.55%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.55%
AssetsNet	$ 2,048,194,077	$ 2,048,194,077
Holdings Count | Holding	1,624	1,624
InvestmentCompanyPortfolioTurnover		163.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,048,194,077 # of Portfolio Holdings1,624 Portfolio Turnover Rate163%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.6%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.6%
Sovereign Bonds	1.3%
U.S. Government Agency Obligations	3.5%
Bank Loans	7.0%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds/Notes	20.2%
Collateralized Mortgage Obligations	26.2%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.000%, 10/20/54	1.3%
Uniform Mortgage-Backed Securities, 5.500%, 11/01/54	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%
United States Treasury Notes, 3.875%, 08/15/34	0.5%
GS Mortgage Securities Corp. Trust - Class B, 6.861%, 11/15/36	0.5%
Ginnie Mae - Class S, 1.770%, 04/20/53	0.5%
Uniform Mortgage-Backed Securities, 5.500%, 10/01/54	0.5%
Goldman Sachs Group, Inc., 5.727%, 04/25/30	0.4%
Wells Fargo & Co., 5.707%, 04/22/28	0.4%
Morgan Stanley, 5.652%, 04/13/28	0.4%

C000119024
Shareholder Report [Line Items]
Fund Name		Voya Strategic Income Opportunities Fund
Class Name		Class W
Trading Symbol		ISIWX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$31	0.61%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.61%
AssetsNet	$ 2,048,194,077	$ 2,048,194,077
Holdings Count | Holding	1,624	1,624
InvestmentCompanyPortfolioTurnover		163.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,048,194,077 # of Portfolio Holdings1,624 Portfolio Turnover Rate163%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.6%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.6%
Sovereign Bonds	1.3%
U.S. Government Agency Obligations	3.5%
Bank Loans	7.0%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds/Notes	20.2%
Collateralized Mortgage Obligations	26.2%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.000%, 10/20/54	1.3%
Uniform Mortgage-Backed Securities, 5.500%, 11/01/54	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%
United States Treasury Notes, 3.875%, 08/15/34	0.5%
GS Mortgage Securities Corp. Trust - Class B, 6.861%, 11/15/36	0.5%
Ginnie Mae - Class S, 1.770%, 04/20/53	0.5%
Uniform Mortgage-Backed Securities, 5.500%, 10/01/54	0.5%
Goldman Sachs Group, Inc., 5.727%, 04/25/30	0.4%
Wells Fargo & Co., 5.707%, 04/22/28	0.4%
Morgan Stanley, 5.652%, 04/13/28	0.4%

C000240817
Shareholder Report [Line Items]
Fund Name		Voya VACS Series HYB Fund
Class Name		Portfolio
Trading Symbol		VVITX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Voya VACS Series HYB Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$6	0.13%

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.13%
AssetsNet	$ 153,669,355	$ 153,669,355
Holdings Count | Holding	362	362
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$153,669,355 # of Portfolio Holdings362 Portfolio Turnover Rate38%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.5%
Bank Loans	3.2%
Corporate Bonds/Notes	85.3%

Largest Holdings [Text Block]

Top 10 Holdings

Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/31	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CSC Holdings LLC, 11.250%, 05/15/28	0.7%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.7%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Carvana Co., 12.000%, 12/01/28	0.5%
Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/28	0.5%